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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Blackstone Group L.P.
Address:  345 Park Avenue
          New York, NY 10154

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert L. Friedman
Title:  Authorized Person
Phone:  (212) 583-5000

Signature, Place, and Date of Signing:

/s/ Robert L. Friedman          New York, NY            May 15, 2008
----------------------          -------------           ------------
[Signature]                     [City, State]           [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


      Form 13F File Number                              Name
      --------------------                              ----
            28-12319                       Blackstone Kailix Advisors LLC


                            Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  20
Form 13F Information Table Value Total:  $2,841,185 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     Number           Form 13F File Number               Name
     ------           --------------------               ----
        1                      28-          Blackstone Capital Partners V L.P.


Explanatory Note:

The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by its two founders, Mr. Stephen A. Schwarzman and Mr. Peter G. Peterson.

                          FORM 13F INFORMATION TABLE
                           THE BLACKSTONE GROUP L.P.
                      FOR QUARTER ENDED DECEMBER 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer            Title of          CUSIP     Value (x   Shrs or prn  SH/  Put/Call Investment    Other   Voting Authority
                            Class                      $1000)       amt       PRN           Discretion  Managers Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
AbitibiBowater Inc.       COM              003687100   $2,366        114,822   SH               SOLE                X
-----------------------------------------------------------------------------------------------------------------------------------
Airmedia Group Inc.       SPONSORED ADR    009411109   $1,101         49,200   SH               SOLE                X
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems
  Corporation             COM              018581108   $215,056    2,867,800   SH               SOLE         1      X
-----------------------------------------------------------------------------------------------------------------------------------
Allied Waste
  Industries, Inc.        COM              019589308   $527,934   47,906,868   SH               SOLE                X
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Company (a)    COM PAR $.01     345370860   $217,265   32,283,000   SH    CALL       SOLE                X
-----------------------------------------------------------------------------------------------------------------------------------
General Motors
  Corporation             COM              370442105   $16,646       675,000   SH    CALL       SOLE                X
-----------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment,
  Inc.                    COM              413619107   $78,100       880,000   SH    CALL       SOLE                X
-----------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment,
  Inc.                    COM              413619107   $11,094       125,000   SH               SOLE                X
-----------------------------------------------------------------------------------------------------------------------------------
iShares Trust             MSCI EMERG MKT   464287234   $210,420    1,400,000   SH    PUT        SOLE                X
-----------------------------------------------------------------------------------------------------------------------------------
Lear Corporation          COM              521865105   $277           10,000   SH    CALL       SOLE                X
-----------------------------------------------------------------------------------------------------------------------------------
Lodigan, Inc.             COM PAR $.01     54021P403   $14,941     1,326,909   SH               SOLE                X
-----------------------------------------------------------------------------------------------------------------------------------
MBIA Inc.                 COM              55262C100   $7,452        400,000   SH    CALL       SOLE                X
-----------------------------------------------------------------------------------------------------------------------------------
New Oriental Education
  and Technology Group
  Inc.                    SPONSORED ADR    647581107   $1,007         12,600   SH               SOLE                X
-----------------------------------------------------------------------------------------------------------------------------------
Orbitz Worldwide, Inc.    COM              68557K109   $415,756   48,912,526   SH               SOLE         1      X
-----------------------------------------------------------------------------------------------------------------------------------
Transmeridian
  Exploration
  Incorporated            COM              89376N108   $2,725      1,383,400   SH               SOLE                X
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer            Title of          CUSIP     Value (x   Shrs or prn  SH/  Put/Call Investment    Other   Voting Authority
                            Class                      $1000)       amt       PRN           Discretion  Managers Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
Tribune Company           COM              896047107   $138,861    2,902,000   SH    CALL       SOLE                X
-----------------------------------------------------------------------------------------------------------------------------------
Trico Marine Services,
  Inc.                    NOTE 3.000% 1/1  896106AQ4   $5,419      5,000,000  PRN               SOLE                X
-----------------------------------------------------------------------------------------------------------------------------------
TRW Automotive Holdings
  Corp.                   COM              87264S106   $962,660   46,060,285   SH               SOLE                X
-----------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.      COM              911363109   $3,874        211,000   SH               SOLE                X
-----------------------------------------------------------------------------------------------------------------------------------
Visteon Corporation       COM              92839U107   $8,231      1,875,000   SH    CALL       SOLE                X
-----------------------------------------------------------------------------------------------------------------------------------


(a) Includes two series of Ford Motor Company call options.